Quarterly Report
June 30, 2024
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
June 30, 2024 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,585,800	$673,002,902
A O Smith Corp.	1,462,402	119,595,236
Abbott Laboratories	20,673,959	2,148,231,080
AbbVie, Inc.	21,027,362	3,606,613,130
Accenture PLC Class A	7,476,115	2,268,328,052
Adobe, Inc. (a)	5,335,641	2,964,162,001
Advanced Micro Devices, Inc. (a)	19,244,564	3,121,660,726
AES Corp.	8,010,526	140,744,942
Aflac, Inc.	6,158,349	550,002,149
Agilent Technologies, Inc.	3,485,303	451,799,828
Air Products & Chemicals, Inc.	2,649,334	683,660,639
Airbnb, Inc. Class A (a)	5,258,066	797,280,548
Akamai Technologies, Inc. (a)	1,797,535	161,921,953
Albemarle Corp.	1,399,586	133,688,455
Alexandria Real Estate Equities, Inc. REIT	1,858,990	217,446,060
Align Technology, Inc. (a)	849,268	205,038,773
Allegion PLC	1,046,367	123,628,261
Alliant Energy Corp.	3,004,861	152,947,425
Allstate Corp.	3,119,703	498,091,781
Alphabet, Inc. Class A	69,955,724	12,742,435,127
Alphabet, Inc. Class C	58,199,075	10,674,874,336
Altria Group, Inc.	20,456,080	931,774,444
Amazon.com, Inc. (a)	109,064,336	21,076,682,932
Amcor PLC	17,214,807	168,360,812
Ameren Corp.	3,092,388	219,899,711
American Airlines Group, Inc. (a)	7,784,959	88,203,585
American Electric Power Co., Inc.	6,264,507	549,647,844
American Express Co.	6,767,483	1,567,010,689
American International Group, Inc.	7,904,152	586,804,244
American Tower Corp. REIT	5,552,938	1,079,380,088
American Water Works Co., Inc.	2,309,548	298,301,220
Ameriprise Financial, Inc.	1,193,572	509,882,023
AMETEK, Inc.	2,747,646	458,060,065
Amgen, Inc.	6,375,834	1,992,129,333
Common Stocks	Shares	Value
Amphenol Corp. Class A	14,218,796	$957,920,287
Analog Devices, Inc.	5,907,174	1,348,371,537
ANSYS, Inc. (a)	1,034,891	332,717,456
Aon PLC Class A	2,589,521	760,231,575
APA Corp.	4,288,373	126,249,701
Apple, Inc.	171,662,808	36,155,620,621
Applied Materials, Inc.	9,916,362	2,340,162,268
Aptiv PLC (a)	3,239,747	228,142,984
Arch Capital Group Ltd. (a)	4,420,529	445,987,171
Archer-Daniels-Midland Co.	5,888,230	355,943,503
Arista Networks, Inc. (a)	2,994,438	1,049,490,630
Arthur J Gallagher & Co.	2,567,208	665,702,706
Assurant, Inc.	626,366	104,133,348
AT&T, Inc.	85,172,548	1,627,647,392
Atmos Energy Corp.	1,772,472	206,758,859
Autodesk, Inc. (a)	2,546,139	630,042,096
Automatic Data Processing, Inc.	4,874,557	1,163,508,010
AutoZone, Inc. (a)	205,931	610,400,077
AvalonBay Communities, Inc. REIT	1,671,994	345,918,839
Avery Dennison Corp.	962,067	210,355,950
Axon Enterprise, Inc. (a)	840,876	247,419,354
Baker Hughes Co.	11,960,706	420,658,030
Ball Corp.	3,739,067	224,418,801
Bank of America Corp.	81,028,583	3,222,506,746
Bank of New York Mellon Corp.	8,906,369	533,402,439
Bath & Body Works, Inc.	2,713,149	105,948,468
Baxter International, Inc.	6,037,995	201,970,933
Becton Dickinson & Co.	3,450,572	806,433,182
Berkshire Hathaway, Inc. Class B (a)	21,560,479	8,770,802,857
Best Buy Co., Inc.	2,301,460	193,990,063
Biogen, Inc. (a)	1,725,165	399,927,750
Bio-Rad Laboratories, Inc. Class A (a)	248,735	67,932,016
Bio-Techne Corp.	1,880,891	134,765,840
BlackRock, Inc.	1,665,634	1,311,386,961
Blackstone, Inc.	8,511,061	1,053,669,352
Boeing Co. (a)	6,836,466	1,244,305,177

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
Booking Holdings, Inc.	403,963	$1,600,299,424
BorgWarner, Inc.	2,780,010	89,627,522
Boston Properties, Inc. REIT	1,678,569	103,332,708
Boston Scientific Corp. (a)	17,447,863	1,343,659,930
Bristol-Myers Squibb Co.	24,232,240	1,006,364,927
Broadcom, Inc.	5,187,642	8,328,914,860
Broadridge Financial Solutions, Inc.	1,402,741	276,339,977
Brown & Brown, Inc.	2,811,877	251,409,923
Brown-Forman Corp. Class B	2,154,410	93,048,968
Builders FirstSource, Inc. (a)	1,468,863	203,305,328
Bunge Global SA	1,728,764	184,580,132
Cadence Design Systems, Inc. (a)	3,240,203	997,172,473
Caesars Entertainment, Inc. (a)	2,532,789	100,653,035
Camden Property Trust REIT	1,273,743	138,978,099
Campbell Soup Co.	2,348,692	106,137,391
Capital One Financial Corp.	4,537,574	628,227,120
Cardinal Health, Inc.	2,913,067	286,412,747
CarMax, Inc. (a)	1,887,571	138,434,457
Carnival Corp. (a)	11,990,853	224,468,768
Carrier Global Corp.	9,980,207	629,551,458
Catalent, Inc. (a)	2,153,816	121,109,074
Caterpillar, Inc.	5,824,266	1,940,063,005
Cboe Global Markets, Inc.	1,257,111	213,784,297
CBRE Group, Inc. Class A (a)	3,546,746	316,050,536
CDW Corp.	1,597,946	357,684,233
Celanese Corp.	1,187,108	160,128,998
Cencora, Inc.	1,981,280	446,382,384
Centene Corp. (a)	6,362,968	421,864,778
CenterPoint Energy, Inc.	7,533,584	233,390,432
CF Industries Holdings, Inc.	2,176,454	161,318,770
Common Stocks	Shares	Value
CH Robinson Worldwide, Inc.	1,389,311	$122,426,085
Charles River Laboratories International, Inc. (a)	608,692	125,743,593
Charles Schwab Corp.	17,731,517	1,306,635,488
Charter Communications, Inc. Class A (a)	1,176,410	351,699,534
Chevron Corp.	20,412,469	3,192,918,401
Chipotle Mexican Grill, Inc. (a)	16,342,025	1,023,827,866
Chubb Ltd.	4,831,045	1,232,302,959
Church & Dwight Co., Inc.	2,917,498	302,486,193
Cigna Group	3,383,314	1,118,422,109
Cincinnati Financial Corp.	1,871,887	221,069,855
Cintas Corp.	1,029,084	720,626,362
Cisco Systems, Inc.	48,223,536	2,291,100,195
Citigroup, Inc.	22,683,874	1,439,518,644
Citizens Financial Group, Inc.	5,547,799	199,887,198
Clorox Co.	1,478,416	201,759,432
CME Group, Inc.	4,289,610	843,337,326
CMS Energy Corp.	3,485,809	207,510,210
Coca-Cola Co.	46,174,901	2,939,032,449
Cognizant Technology Solutions Corp. Class A	5,958,243	405,160,524
Colgate-Palmolive Co.	9,805,576	951,533,095
Comcast Corp. Class A	46,615,795	1,825,474,532
Conagra Brands, Inc.	5,665,840	161,023,173
ConocoPhillips	13,928,660	1,593,160,131
Consolidated Edison, Inc.	4,117,079	368,149,204
Constellation Brands, Inc. Class A	1,921,705	494,416,262
Constellation Energy Corp.	3,754,289	751,871,458
Cooper Cos., Inc.	2,359,683	206,000,326
Copart, Inc. (a)	10,374,234	561,868,513
Corning, Inc.	9,110,448	353,940,905
Corpay, Inc. (a)	837,111	223,014,742
Corteva, Inc.	8,390,779	452,598,619

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
CoStar Group, Inc. (a)	4,857,703	$360,150,100
Costco Wholesale Corp.	5,288,424	4,495,107,516
Coterra Energy, Inc.	8,956,374	238,866,495
Crowdstrike Holdings, Inc. Class A (a)	2,747,274	1,052,727,924
Crown Castle, Inc. REIT	5,171,370	505,242,849
CSX Corp.	23,282,345	778,794,440
Cummins, Inc.	1,623,073	449,477,606
CVS Health Corp.	14,997,424	885,747,861
Danaher Corp.	7,835,384	1,957,670,692
Darden Restaurants, Inc.	1,432,971	216,837,172
DaVita, Inc. (a)	641,953	88,955,427
Dayforce, Inc. (a)	1,826,420	90,590,432
Deckers Outdoor Corp. (a)	305,815	296,013,629
Deere & Co.	3,083,429	1,152,061,577
Delta Air Lines, Inc.	7,672,338	363,975,715
Devon Energy Corp.	7,641,589	362,211,319
Dexcom, Inc. (a)	4,736,314	537,003,281
Diamondback Energy, Inc.	2,133,956	427,196,652
Digital Realty Trust, Inc. REIT	3,846,827	584,910,045
Discover Financial Services	2,983,798	390,310,616
Dollar General Corp.	2,614,783	345,752,756
Dollar Tree, Inc. (a)	2,479,688	264,756,288
Dominion Energy, Inc.	9,969,401	488,500,649
Domino's Pizza, Inc.	415,579	214,575,905
Dover Corp.	1,666,816	300,776,947
Dow, Inc.	8,354,756	443,219,806
DR Horton, Inc.	3,556,928	501,277,863
DTE Energy Co.	2,458,736	272,944,283
Duke Energy Corp.	9,180,775	920,189,078
DuPont de Nemours, Inc.	4,979,374	400,789,813
Eastman Chemical Co.	1,413,981	138,527,719
Eaton Corp. PLC	4,757,566	1,491,734,819
eBay, Inc.	6,026,076	323,720,803
Ecolab, Inc.	3,022,789	719,423,782
Edison International	4,562,198	327,611,438
Edwards Lifesciences Corp. (a)	7,221,749	667,072,955
Electronic Arts, Inc.	2,909,147	405,331,452
Common Stocks	Shares	Value
Elevance Health, Inc.	2,768,080	$1,499,911,829
Eli Lilly & Co.	9,497,950	8,599,253,971
Emerson Electric Co.	6,790,872	748,082,460
Enphase Energy, Inc. (a)	1,625,860	162,114,501
Entergy Corp.	2,522,964	269,957,148
EOG Resources, Inc.	6,844,502	861,517,467
EPAM Systems, Inc. (a)	682,626	128,408,777
EQT Corp.	5,259,124	194,482,406
Equifax, Inc.	1,462,594	354,620,541
Equinix, Inc. REIT	1,130,035	854,984,481
Equity Residential REIT	4,077,826	282,756,455
Essex Property Trust, Inc. REIT	765,487	208,365,561
Estee Lauder Cos., Inc. Class A	2,771,431	294,880,258
Etsy, Inc. (a)	1,424,716	84,029,750
Everest Group Ltd.	514,195	195,918,579
Evergy, Inc.	2,745,019	145,403,656
Eversource Energy	4,167,932	236,363,424
Exelon Corp.	11,868,234	410,759,579
Expedia Group, Inc. (a)	1,511,612	190,447,996
Expeditors International of Washington, Inc.	1,682,443	209,952,062
Extra Space Storage, Inc. REIT	2,519,315	391,526,744
Exxon Mobil Corp.	53,424,895	6,150,273,912
F5, Inc. (a)	707,375	121,831,196
FactSet Research Systems, Inc.	452,610	184,787,085
Fair Isaac Corp. (a)	294,535	438,462,473
Fastenal Co.	6,811,794	428,053,135
Federal Realty Investment Trust REIT	874,242	88,272,215
FedEx Corp.	2,695,944	808,351,849
Fidelity National Information Services, Inc.	6,624,691	499,236,714
Fifth Third Bancorp	8,128,221	296,598,784
First Solar, Inc. (a)	1,275,170	287,499,828
FirstEnergy Corp.	6,159,840	235,737,077
Fiserv, Inc. (a)	6,968,162	1,038,534,864
FMC Corp.	1,498,204	86,221,640
Ford Motor Co.	46,503,934	583,159,332

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
Fortinet, Inc. (a)	7,590,030	$457,451,108
Fortive Corp.	4,191,605	310,597,930
Fox Corp. Class A	2,904,477	99,826,874
Fox Corp. Class B	1,574,029	50,400,409
Franklin Resources, Inc.	3,363,745	75,179,701
Freeport-McMoRan, Inc.	17,086,087	830,383,828
Garmin Ltd.	1,826,210	297,526,133
Gartner, Inc. (a)	928,306	416,865,092
GE HealthCare Technologies, Inc.	5,051,352	393,601,348
GE Vernova, Inc. (a)	3,242,159	556,062,690
Gen Digital, Inc.	6,710,955	167,639,656
Generac Holdings, Inc. (a)	731,597	96,731,755
General Dynamics Corp.	2,693,525	781,499,343
General Electric Co.	13,035,852	2,072,309,392
General Mills, Inc.	6,766,849	428,070,868
General Motors Co.	13,588,326	631,313,626
Genuine Parts Co.	1,671,769	231,239,088
Gilead Sciences, Inc.	14,841,619	1,018,283,480
Global Payments, Inc.	3,039,548	293,924,292
Globe Life, Inc.	1,019,586	83,891,536
GoDaddy, Inc. Class A (a)	1,678,868	234,554,648
Goldman Sachs Group, Inc.	3,840,172	1,736,986,599
Halliburton Co.	10,656,472	359,975,624
Hartford Financial Services Group, Inc.	3,571,516	359,080,219
Hasbro, Inc.	1,520,464	88,947,144
HCA Healthcare, Inc.	2,308,259	741,597,452
Healthpeak Properties, Inc. REIT	8,426,992	165,169,043
Henry Schein, Inc. (a)	1,557,907	99,861,839
Hershey Co.	1,787,818	328,654,583
Hess Corp.	3,289,706	485,297,429
Hewlett Packard Enterprise Co.	15,287,279	323,631,696
Hilton Worldwide Holdings, Inc.	3,003,991	655,470,836
Hologic, Inc. (a)	2,796,754	207,658,985
Home Depot, Inc.	11,802,734	4,062,973,152
Common Stocks	Shares	Value
Honeywell International, Inc.	7,755,023	$1,656,007,611
Hormel Foods Corp.	3,445,327	105,048,020
Host Hotels & Resorts, Inc. REIT	8,401,958	151,067,205
Howmet Aerospace, Inc.	4,662,598	361,957,483
HP, Inc.	10,336,933	361,999,394
Hubbell, Inc.	638,588	233,391,142
Humana, Inc.	1,434,747	536,093,217
Huntington Bancshares, Inc.	17,095,788	225,322,486
Huntington Ingalls Industries, Inc.	473,629	116,669,032
IDEX Corp.	896,567	180,389,280
IDEXX Laboratories, Inc. (a)	990,512	482,577,446
Illinois Tool Works, Inc.	3,239,301	767,584,765
Incyte Corp. (a)	2,218,399	134,479,347
Ingersoll Rand, Inc.	4,823,694	438,184,363
Insulet Corp. (a)	833,120	168,123,616
Intel Corp.	50,405,220	1,561,049,663
Intercontinental Exchange, Inc. (b)	6,817,928	933,306,164
International Business Machines Corp.	10,907,290	1,886,415,805
International Flavors & Fragrances, Inc.	3,045,208	289,934,254
International Paper Co.	4,125,531	178,016,663
Interpublic Group of Cos., Inc.	4,570,149	132,945,634
Intuit, Inc.	3,337,434	2,193,394,999
Intuitive Surgical, Inc. (a)	4,224,033	1,879,061,080
Invesco Ltd.	5,373,959	80,394,427
Invitation Homes, Inc. REIT	6,863,630	246,335,681
IQVIA Holdings, Inc. (a)	2,182,356	461,437,353
Iron Mountain, Inc. REIT	3,478,240	311,719,869
J M Smucker Co.	1,221,908	133,236,848
Jabil, Inc.	1,436,572	156,284,668
Jack Henry & Associates, Inc.	869,660	144,380,953
Jacobs Solutions, Inc.	1,502,487	209,912,459

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	971,696	$155,471,360
Johnson & Johnson	28,673,384	4,190,901,805
Johnson Controls International PLC	8,106,115	538,813,464
JPMorgan Chase & Co.	34,199,605	6,917,212,107
Juniper Networks, Inc.	3,800,617	138,570,496
Kellanova	3,146,681	181,500,560
Kenvue, Inc.	22,809,492	414,676,565
Keurig Dr Pepper, Inc.	12,413,881	414,623,625
KeyCorp	11,167,083	158,684,249
Keysight Technologies, Inc. (a)	2,081,098	284,590,151
Kimberly-Clark Corp.	4,025,012	556,256,658
Kimco Realty Corp. REIT	7,939,561	154,503,857
Kinder Morgan, Inc.	23,034,415	457,693,826
KKR & Co., Inc.	7,926,490	834,183,808
KLA Corp.	1,603,572	1,322,161,150
Kraft Heinz Co.	9,477,985	305,380,677
Kroger Co.	7,794,147	389,161,760
L3Harris Technologies, Inc.	2,257,875	507,073,567
Labcorp Holdings, Inc.	1,010,993	205,747,185
Lam Research Corp.	1,562,632	1,663,968,685
Lamb Weston Holdings, Inc.	1,711,601	143,911,412
Las Vegas Sands Corp.	4,399,804	194,691,327
Leidos Holdings, Inc.	1,623,594	236,849,893
Lennar Corp. Class A	2,943,151	441,090,040
Linde PLC	5,724,907	2,512,146,441
Live Nation Entertainment, Inc. (a)	1,690,107	158,430,630
LKQ Corp.	3,192,755	132,786,680
Lockheed Martin Corp.	2,543,440	1,188,040,824
Loews Corp.	2,180,448	162,966,684
Lowe's Cos., Inc.	6,814,099	1,502,236,266
Lululemon Athletica, Inc. (a)	1,371,391	409,634,492
LyondellBasell Industries NV Class A	3,031,306	289,974,732
M&T Bank Corp.	1,978,130	299,409,757
Marathon Oil Corp.	6,717,653	192,595,112
Common Stocks	Shares	Value
Marathon Petroleum Corp.	4,196,070	$727,934,224
MarketAxess Holdings, Inc.	447,592	89,755,624
Marriott International, Inc. Class A	2,857,106	690,762,518
Marsh & McLennan Cos., Inc.	5,869,147	1,236,746,656
Martin Marietta Materials, Inc.	736,912	399,258,922
Masco Corp.	2,618,892	174,601,530
Mastercard, Inc. Class A	9,777,651	4,313,508,515
Match Group, Inc. (a)	3,235,005	98,279,452
McCormick & Co., Inc.	2,992,884	212,315,191
McDonald's Corp.	8,582,486	2,187,160,732
McKesson Corp.	1,547,990	904,088,080
Medtronic PLC	15,846,939	1,247,312,569
Merck & Co., Inc.	30,181,614	3,736,483,813
Meta Platforms, Inc. Class A	26,098,893	13,159,583,828
MetLife, Inc.	7,113,752	499,314,253
Mettler-Toledo International, Inc. (a)	257,436	359,789,979
MGM Resorts International (a)	2,988,681	132,816,984
Microchip Technology, Inc.	6,444,465	589,668,547
Micron Technology, Inc.	13,158,557	1,730,745,002
Microsoft Corp.	88,522,767	39,565,250,711
Mid-America Apartment Communities, Inc. REIT	1,381,652	197,037,392
Moderna, Inc. (a)	3,947,403	468,754,106
Mohawk Industries, Inc. (a)	611,861	69,501,291
Molina Healthcare, Inc. (a)	693,241	206,100,549
Molson Coors Beverage Co. Class B	2,212,558	112,464,323
Mondelez International, Inc. Class A	16,045,659	1,050,027,925
Monolithic Power Systems, Inc.	570,649	468,890,870

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
Monster Beverage Corp. (a)	8,447,456	$421,950,427
Moody's Corp.	1,874,416	788,997,927
Morgan Stanley	14,930,703	1,451,115,025
Mosaic Co.	3,890,645	112,439,641
Motorola Solutions, Inc.	1,977,625	763,462,131
MSCI, Inc.	942,726	454,158,250
Nasdaq, Inc.	4,529,155	272,926,880
NetApp, Inc.	2,467,614	317,828,683
Netflix, Inc. (a)	5,132,061	3,463,525,328
Newmont Corp.	13,745,300	575,515,711
News Corp. Class A	4,546,170	125,337,907
News Corp. Class B	1,378,400	39,132,776
NextEra Energy, Inc.	24,439,706	1,730,575,582
NIKE, Inc. Class B	14,428,161	1,087,450,495
NiSource, Inc.	5,339,127	153,820,249
Nordson Corp.	642,136	148,937,024
Norfolk Southern Corp.	2,693,416	578,249,481
Northern Trust Corp.	2,469,119	207,356,614
Northrop Grumman Corp.	1,657,133	722,427,131
Norwegian Cruise Line Holdings Ltd. (a)	4,946,549	92,945,656
NRG Energy, Inc.	2,483,125	193,336,113
Nucor Corp.	2,855,231	451,354,916
NVIDIA Corp.	292,951,720	36,191,255,489
NVR, Inc. (a)	37,931	287,841,669
NXP Semiconductors NV	3,045,287	819,456,279
Occidental Petroleum Corp.	7,866,396	495,818,940
Old Dominion Freight Line, Inc.	2,131,446	376,413,364
Omnicom Group, Inc.	2,357,023	211,424,963
ON Semiconductor Corp. (a)	5,116,370	350,727,163
ONEOK, Inc.	6,948,679	566,664,772
Oracle Corp.	19,002,728	2,683,185,194
O'Reilly Automotive, Inc. (a)	704,663	744,166,408
Otis Worldwide Corp.	4,847,899	466,658,758
PACCAR, Inc.	6,231,553	641,476,066
Packaging Corp. of America	1,067,457	194,874,950
Common Stocks	Shares	Value
Palo Alto Networks, Inc. (a)	3,848,248	$1,304,594,554
Paramount Global Class B	5,760,993	59,856,717
Parker-Hannifin Corp.	1,530,381	774,082,014
Paychex, Inc.	3,830,755	454,174,313
Paycom Software, Inc.	580,685	83,061,182
PayPal Holdings, Inc. (a)	12,457,395	722,902,632
Pentair PLC	1,955,399	149,920,441
PepsiCo, Inc.	16,376,441	2,700,966,414
Pfizer, Inc.	67,262,783	1,882,012,668
PG&E Corp.	25,429,991	444,007,643
Philip Morris International, Inc.	18,491,553	1,873,749,065
Phillips 66	5,048,683	712,722,579
Pinnacle West Capital Corp.	1,338,361	102,224,013
PNC Financial Services Group, Inc.	4,744,521	737,678,125
Pool Corp.	460,766	141,607,215
PPG Industries, Inc.	2,798,464	352,298,633
PPL Corp.	8,756,410	242,114,737
Principal Financial Group, Inc.	2,610,875	204,823,144
Procter & Gamble Co.	28,107,899	4,635,554,703
Progressive Corp.	6,967,798	1,447,281,323
Prologis, Inc. REIT	11,006,123	1,236,097,674
Prudential Financial, Inc.	4,298,957	503,794,771
PTC, Inc. (a)	1,418,998	257,789,367
Public Service Enterprise Group, Inc.	5,934,609	437,380,683
Public Storage REIT	1,886,801	542,738,308
PulteGroup, Inc.	2,526,237	278,138,694
Qorvo, Inc. (a)	1,162,231	134,865,285
QUALCOMM, Inc.	13,314,603	2,652,002,626
Quanta Services, Inc.	1,733,494	440,463,490
Quest Diagnostics, Inc.	1,328,384	181,829,202
Ralph Lauren Corp.	473,038	82,810,032
Raymond James Financial, Inc.	2,243,088	277,268,108
Realty Income Corp. REIT	10,370,794	547,785,339

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
Regency Centers Corp. REIT	1,962,299	$122,054,998
Regeneron Pharmaceuticals, Inc. (a)	1,259,259	1,323,518,987
Regions Financial Corp.	11,072,260	221,888,090
Republic Services, Inc.	2,435,849	473,382,895
ResMed, Inc.	1,749,858	334,957,818
Revvity, Inc.	1,469,865	154,130,044
Rockwell Automation, Inc.	1,367,365	376,408,237
Rollins, Inc.	3,343,413	163,125,120
Roper Technologies, Inc.	1,266,379	713,807,187
Ross Stores, Inc.	4,023,997	584,767,244
Royal Caribbean Cruises Ltd. (a)	2,813,045	448,483,764
RTX Corp.	15,815,502	1,587,718,246
S&P Global, Inc.	3,812,263	1,700,269,298
Salesforce, Inc.	11,538,750	2,966,612,625
SBA Communications Corp. REIT	1,285,005	252,246,482
Schlumberger NV	16,962,536	800,292,448
Seagate Technology Holdings PLC	2,302,182	237,746,335
Sempra	7,501,379	570,554,887
ServiceNow, Inc. (a)	2,443,467	1,922,202,185
Sherwin-Williams Co.	2,777,740	828,960,948
Simon Property Group, Inc. REIT	3,885,585	589,831,803
Skyworks Solutions, Inc.	1,901,901	202,704,609
Snap-on, Inc.	630,845	164,896,575
Solventum Corp. (a)	1,646,450	87,064,276
Southern Co.	12,994,527	1,007,985,459
Southwest Airlines Co.	7,093,975	202,958,625
Stanley Black & Decker, Inc.	1,833,712	146,495,252
Starbucks Corp.	13,494,293	1,050,530,710
State Street Corp. (c)	3,597,226	266,194,724
Steel Dynamics, Inc.	1,759,392	227,841,264
STERIS PLC	1,177,823	258,579,261
Stryker Corp.	4,028,125	1,370,569,531
Super Micro Computer, Inc. (a)	599,985	491,597,710
Common Stocks	Shares	Value
Synchrony Financial	4,877,858	$230,186,119
Synopsys, Inc. (a)	1,811,682	1,078,059,491
Sysco Corp.	5,930,860	423,404,095
T Rowe Price Group, Inc.	2,660,985	306,838,180
Take-Two Interactive Software, Inc. (a)	1,885,148	293,121,663
Tapestry, Inc.	2,729,763	116,806,559
Targa Resources Corp.	2,655,789	342,012,507
Target Corp.	5,497,133	813,795,569
TE Connectivity Ltd.	3,647,269	548,658,676
Teledyne Technologies, Inc. (a)	560,801	217,579,572
Teleflex, Inc.	561,232	118,043,927
Teradyne, Inc.	1,822,901	270,317,989
Tesla, Inc. (a)	33,020,269	6,534,050,830
Texas Instruments, Inc.	10,818,659	2,104,553,735
Textron, Inc.	2,332,035	200,228,525
Thermo Fisher Scientific, Inc.	4,545,634	2,513,735,602
TJX Cos., Inc.	13,487,668	1,484,992,247
T-Mobile U.S., Inc.	6,140,789	1,081,884,206
Tractor Supply Co.	1,287,676	347,672,520
Trane Technologies PLC	2,695,511	886,634,433
TransDigm Group, Inc.	659,032	841,985,874
Travelers Cos., Inc.	2,721,236	553,336,128
Trimble, Inc. (a)	2,962,863	165,683,299
Truist Financial Corp.	15,851,049	615,813,254
Tyler Technologies, Inc. (a)	497,664	250,215,506
Tyson Foods, Inc. Class A	3,404,233	194,517,874
U.S. Bancorp	18,547,080	736,319,076
Uber Technologies, Inc. (a)	24,884,613	1,808,613,673
UDR, Inc. REIT	3,616,845	148,833,172
Ulta Beauty, Inc. (a)	582,625	224,817,509
Union Pacific Corp.	7,260,938	1,642,859,832
United Airlines Holdings, Inc. (a)	3,904,715	190,003,432
United Parcel Service, Inc. Class B	8,617,745	1,179,338,403
United Rentals, Inc.	799,787	517,246,247
UnitedHealth Group, Inc.	10,961,304	5,582,153,675

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	725,857	$134,232,735
Valero Energy Corp.	3,894,396	610,485,517
Ventas, Inc. REIT	4,786,678	245,365,114
Veralto Corp.	2,614,442	249,600,778
VeriSign, Inc. (a)	1,056,881	187,913,442
Verisk Analytics, Inc.	1,699,463	458,090,252
Verizon Communications, Inc.	50,077,583	2,065,199,523
Vertex Pharmaceuticals, Inc. (a)	3,069,314	1,438,648,858
Viatris, Inc.	14,310,175	152,117,160
VICI Properties, Inc. REIT	12,326,479	353,030,359
Visa, Inc. Class A	18,747,491	4,920,653,963
Vistra Corp.	3,889,985	334,460,910
Vulcan Materials Co.	1,583,493	393,783,039
W R Berkley Corp.	2,427,753	190,772,831
Walgreens Boots Alliance, Inc.	8,569,978	103,653,884
Walmart, Inc.	50,873,498	3,444,644,550
Walt Disney Co.	21,711,097	2,155,694,821
Warner Bros Discovery, Inc. (a)	26,440,300	196,715,832
Waste Management, Inc.	4,364,889	931,205,419
Waters Corp. (a)	705,216	204,597,266
WEC Energy Group, Inc.	3,760,429	295,043,259
Wells Fargo & Co.	41,520,029	2,465,874,522
Welltower, Inc. REIT	7,121,110	742,375,717
Common Stocks	Shares	Value
West Pharmaceutical Services, Inc.	880,808	$290,129,347
Western Digital Corp. (a)	3,821,596	289,562,329
Westinghouse Air Brake Technologies Corp.	2,136,536	337,679,515
Westrock Co.	3,027,101	152,142,096
Weyerhaeuser Co. REIT	8,703,143	247,082,230
Williams Cos., Inc.	14,503,556	616,401,130
Willis Towers Watson PLC	1,229,762	322,369,811
WW Grainger, Inc.	526,038	474,612,525
Wynn Resorts Ltd.	1,142,651	102,267,265
Xcel Energy, Inc.	6,540,771	349,342,579
Xylem, Inc.	2,851,399	386,735,246
Yum! Brands, Inc.	3,344,547	443,018,696
Zebra Technologies Corp. Class A (a)	611,522	188,917,491
Zimmer Biomet Holdings, Inc.	2,492,112	270,468,915
Zoetis, Inc.	5,467,713	947,882,726
Total Common Stocks (Cost $547,825,645,725)		$545,920,498,063
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$545,920,498,063	$—	$—	$545,920,498,063
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2024 and for the period then ended are:
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Intercontinental Exchange, Inc.	6,433,366	$707,798,927	$861,433,006	$814,380,019	$56,801,086	$121,653,164	6,817,928	$933,306,164	$8,752,992
State Street Corp.	3,581,968	239,848,577	267,464,152	266,166,468	(4,672,156)	29,720,619	3,597,226	266,194,724	5,226,125
TOTAL		$947,647,504	$1,128,897,158	$1,080,546,487	$52,128,930	$151,373,783		$1,199,500,888	$13,979,117
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2024 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.